ACQUISITION (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Allocation of purchase price
Goodwill	$ 2,251,296,000	$ 2,291,943,000	$ 2,291,943,000	$ 2,291,943,000
Deferred tax asset		96,824,000	75,799,000	73,817,000
Rave
ACQUISITION
Purchase price paid in cash, net of cash acquired	88,683,000	881,000
Allocation of purchase price
Cash	3,649,000
Receivables, net	58,000
Other current assets	1,556,000
Property, net	79,428,000
Goodwill	87,720,000
Deferred tax asset	3,752,000
Accrued expenses and other liabilities	(7,243,000)
Capital and financing lease obligations	(62,598,000)
Other long-term liabilities	(13,990,000)
Total purchase price	$ 92,332,000
Rave Reviews Cinemas, LLC
ACQUISITION
Number of theatres acquired	4
Number of screens acquired	61
Rave Digital Media, LLC
ACQUISITION
Number of theatres acquired	6
Number of screens acquired	95